Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DIREXION SHARES ETF TRUST
Prospectus Date	rr_ProspectusDate	Feb. 28, 2025
Direxion Daily SP 500 High Beta Bear 3X Shares
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Direxion Daily S&P 500® High Beta Bear 3X Shares
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 1, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio. However, this portfolio turnover rate is calculated without regard to cash instruments or derivative transactions. If the Fund's extensive use of derivatives was reflected, the Fund's portfolio turnover rate would be significantly higher.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses for the Fund do not correlate to the "Ratios to Average Net Assets: Net Expenses" provided in the "Financial Highlights" section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example -
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Index is provided by S&P Dow Jones Indices (the “Index Provider”). High Beta securities are defined by the Index Provider as the 100 securities from the S&P 500® Index that have exhibited the highest sensitivity to market movements, or “beta,” over the past 12 months as determined by the Index Provider based on the securities’ daily price changes. Securities with the highest beta are generally the most volatile securities in the S&P 500® Index. The Index Provider utilizes the daily price changes over the previous year to determine the beta of each security included in the S&P 500® Index and then ranks each security based on its calculated beta. The Index Provider excludes any security that does not have 252 days of daily price history. The Index is reviewed and rebalanced quarterly. As of December 31, 2024 the Index consisted of 99 components which were concentrated in the information technology and consumer discretionary sectors.The components of the Index and the percentages represented by various sectors in the Index may change over time. The Fund will concentrate its investment in a particular industry or group of industries (i.e., hold 25% or more of its total assets in investments that provide inverse leveraged exposure to a particular industry or group of industries) to approximately the same extent as the Index is so concentrated.The Fund, under normal circumstances, invests at least 80% of the Fund’s net assets (plus borrowing for investment purposes) in financial instruments, including swap agreements, futures contracts, or short positions, that, in combination, provide 3X daily inverse (opposite) or short exposure to the Index or to exchange-traded funds ("ETFs") that track the Index, consistent with the Fund’s investment objective. The financial instruments in which the Fund most commonly invests are swap agreements and futures agreements which are intended to produce economically inverse leveraged investment results.The Fund may also gain inverse leveraged exposure by investing in a combination of financial instruments, such as swap agreements or futures agreements that provide short exposure to the Index, to a representative sample of the securities in the Index that has aggregate characteristics similar to those of the Index or to an ETF that tracks the same Index or a substantially similar index, or the Fund may short securities of the Index, or short an ETF that tracks the same Index or a substantially similar index. The Fund invests in derivatives as a substitute for directly shorting securities in order to gain inverse leveraged exposure to the Index or its components. When the Fund shorts securities, including the securities of another investment company, it borrows shares of that security or investment company, which it then sells. The Fund closes out a short sale by purchasing the security that it has sold short and returning that security to the entity that lent the security. On a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality credit ratings (i.e. investment grade or higher), and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements. The Fund seeks to remain fully invested at all times consistent with its stated inverse leveraged investment objective, but may not always have inverse exposure to all of the securities in the Index, or its weighting of inverse exposure to securities or industries may be different from that of the Index. In addition, the Fund may have inverse exposure to securities, ETFs or financial instruments not included in the Index. The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of the securities in the Index. At the close of the markets each trading day, Rafferty rebalances the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s inverse leveraged investment objective. For example, if the Index has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced and that a shareholder should lose money, a result that is the opposite of traditional index tracking ETFs. This re-positioning strategy may result in high portfolio turnover. The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -300% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index’s performance decreases over a period longer than a single day.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund entails risk. The Fund may not achieve its inverse leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund. The Fund is not a complete investment program. In addition, the Fund presents risks not traditionally associated with other mutual funds and ETFs. It is important that investors closely review all of the risks listed below and understand them before making an investment in the Fund. The realization of certain of the risks described below may result in adverse market movements that may actually benefit the Fund due to its inverse investment objective.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the Fund by demonstrating how its returns have varied from calendar year to calendar year. The bar chart shows changes in the Fund’s performance from calendar year to calendar year. The table shows how the Fund’s average annual returns for the one-year, five-year, and since inception periods compare with those of at least one broad-based market index for the same periods. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on the Fund’s website at www.direxion.com/etfs?producttab=performance or by calling the Fund toll-free at (866) 476-7523.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund by demonstrating how its returns have varied from calendar year to calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(866) 476-7523
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.direxion.com/etfs?producttab=performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Return for the Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period of time shown in the bar chart, the Fund’s highest calendar quarter return was 74.66% for the quarter ended March 31, 2020 and its lowest calendar quarter return was -79.01% for the quarter ended June 30, 2020. The year-to-date return as of December 31, 2024 was -26.57%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In addition, the "Return After Taxes on Distributions and Sale of Fund Shares" is higher than "Return After Taxes on Distributions" because the calculation recognizes a capital loss upon the redemption of Fund shares and assumes the investor received the benefit of a tax deduction.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.In addition, the "Return After Taxes on Distributions and Sale of Fund Shares" is higher than "Return After Taxes on Distributions" because the calculation recognizes a capital loss upon the redemption of Fund shares and assumes the investor received the benefit of a tax deduction.Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for long periods of time.
Direxion Daily SP 500 High Beta Bear 3X Shares | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	The Fund may not achieve its inverse leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund.
Direxion Daily SP 500 High Beta Bear 3X Shares | Shorting Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Shorting or Inverse Risk – The Fund will lose money when the value of the Index rises because of the Fund’s inverse or short exposure – this result is the opposite from a traditional index fund. The Fund’s assets will increase in value when the Index’s daily return decreases. The Fund’s assets will decrease in value when the Index’s daily return increases. Because historically most assets have risen in value over the long term, short exposure or positions and therefore, the value of the Fund is expected to depreciate in value over time, notwithstanding any separate effects of compounding and the Fund’s daily repositioning of inverse exposure. Additionally, if the level of the Index approaches a 33% increase at any point in the day, an investor could lose their entire investment. Accordingly, short positions and exposure may be riskier and more speculative than traditional investments. The costs of obtaining short exposure or maintaining short positions will lower the Fund’s returns. To the extent that the Fund obtains short exposure from derivatives, the Fund may be exposed to heightened volatility, reduced correlation to the Index or limited liquidity related to the reference asset of the underlying short position, which will adversely impact the Fund’s ability to meet its investment objective or adversely impact its performance. If the Fund were to experience this volatility or decreased liquidity, the Fund may be required to obtain short exposure through alternative investment strategies that may have less correlation to the Index, less liquidity or are more costly to implement. If the reference asset underlying the short position is thinly traded or has a limited market, there may be a lack of available securities or counterparties for the Fund to enter into a short position or obtain short exposure from a derivative instrument.
Direxion Daily SP 500 High Beta Bear 3X Shares | Effects of Compounding and Market Volatility Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Effects of Compounding and Market Volatility Risk —
The Fund’s performance for periods greater than a trading day will be the result of each day's returns compounded over the period, which is likely to differ from -300% of the Index’s performance, before fees and expenses. Compounding has a significant impact on funds that are inverse leveraged and that rebalance daily. The impact of compounding becomes more pronounced as volatility and holding periods increase and will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Index during the shareholder’s holding period. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Index volatility; b) Index performance; c) period of time; d) financing rates associated with inverse leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities of the Index. The chart below provides examples of how Index volatility and its return could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of Index volatility and Index performance over a one-year period. Actual Fund returns are expected to vary from these estimates. Performance shown in the chart assumes that: (i) no dividends were paid with respect to the securities included in the Index; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain inverse leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher Index volatility, compounding will cause results for periods longer than a trading day to vary from -300% of the performance of the Index. As shown in the chart below, the Fund would be expected to lose 31.3% if the Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a near complete loss of value in the Fund, even if the Index’s return is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose 100% of its value, even if the cumulative Index return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than -300% of the performance of the Index and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than -300% of the performance of the Index. The table below is not a representation of the Fund’s actual returns, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Inverse Index Correlation Risk” below. The volatility of exchange traded securities or instruments that reflect the value of the Index may differ from the volatility of the Index.OneYearIndex-300%OneYearIndexVolatility RateReturnReturn10%25%50%75%100%-60%180%1371.5%973.9%248.6%-46.5%-96.1%-50%150%653.4%449.8%78.5%-72.6%-98.0%-40%120%336.0%218.2%3.3%-84.2%-98.9%-30%90%174.6%100.4%-34.9%-90.0%-99.3%-20%60%83.9%34.2%-56.4%-93.3%-99.5%-10%30%29.2%-5.7%-69.4%-95.3%-99.7%0%0%-5.8%-31.3%-77.7%-96.6%-99.8%10%-30%-29.2%-48.4%-83.2%-97.4%-99.8%20%-60%-45.5%-60.2%-87.1%-98.0%-99.9%30%-90%-57.1%-68.7%-89.8%-98.4%-99.9%40%-120%-65.7%-75.0%-91.9%-98.8%-99.9%50%-150%-72.1%-79.6%-93.4%-99.0%-99.9%60%-180%-77.0%-83.2%-94.6%-99.2%-99.9%The Index’s annualized historical volatility rate for the five year period ended December 31, 2024 was 33.93%. The Index’s highest volatility rate for any one calendar year during the five year period was 54.06% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the five-year period ended December 31, 2024 was 15.45%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of ETFs or instruments that reflect the value of the Index, such as swaps, may differ from the volatility of the Index.For information regarding the effects of volatility and Index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” in the Fund’s statutory prospectus, and "Leverage - Special Note Regarding the Correlation Risks of the Funds" in the Fund’s Statement of Additional Information under “Investment Policies and Techniques.”
Direxion Daily SP 500 High Beta Bear 3X Shares | Leverage Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Leverage Risk — The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund typically results in the magnification of a rise in the daily performance of the Index resulting in a larger loss being incurred than if there was no leverage utilized. This means that an investment in the Fund will be reduced by an amount equal to 3% for every 1% daily rise in the Index, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could lose an amount greater than its net assets in the event of an Index rise of more than 33% of the Index. This would result in a total loss of a shareholder’s investment in one day even if the Index subsequently reverses all or a portion of its previous loss prior to the end of the day. A total loss of a shareholder’s investment in the Fund may occur in a single day even if the Index does not lose all of its value. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with the Index and may increase the volatility of the Fund. Under market circumstances that cause leverage to be expensive or unavailable, the Fund may increase its transaction fee, change its investment objective by, for example, seeking to track an alternative index, reduce its leverage or close.
Direxion Daily SP 500 High Beta Bear 3X Shares | Derivatives Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Derivatives Risk — Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks, and may result in larger losses or smaller gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty, liquidity, valuation and legal restrictions. The performance of a derivative may not track the performance of its reference asset for various reasons, including due to fees and other costs associated with it. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of the amount initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. A swap on an ETF may not closely track the performance of the Index due to costs associated with trading ETFs, such as an ETF’s premium or discount which is the difference between its market price and its net asset value. If the Index has a dramatic intraday increase or decrease that causes a material change in the Fund’s performance and/or net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close the swap agreement with the Fund. In that event, the Fund may not be able to enter into another swap agreement or invest in other derivatives to achieve its investment objective. This may occur even if the Index reverses all or a portion of its intraday movement by the end of the day. Upon entering into certain derivatives contracts, such as swap agreements, and to maintain open positions in such agreements, the Fund may be required to post collateral, the amount of which may vary. As such, the Fund may maintain cash balances, which may be significant, with service providers such as the Fund’s custodian or its affiliates in segregated accounts. Maintaining larger cash and cash equivalent positions may also subject the Fund to additional risks, such as increased credit risk with respect to the custodian bank holding the assets.
Direxion Daily SP 500 High Beta Bear 3X Shares | Counterparty Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Counterparty Risk — If a counterparty is unwilling or unable to make timely payments to meet its contractual obligations or fails to return holdings that are subject to the agreement with the counterparty, the Fund will lose money and/or not be able to meet its daily inverse leveraged investment objective. Because the Fund may enter into swap agreements with a limited number of counterparties, this increases the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its inverse leveraged investment objective or rebalance properly, which may result in significant losses to the Fund, or the Fund may decide to change its inverse leveraged investment objective. The risk that no suitable counterparties will enter into or continue to provide swap exposure to the Fund may be heightened when there is significant volatility in the overall market or the reference asset.
Direxion Daily SP 500 High Beta Bear 3X Shares | Rebalancing Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Rebalancing Risk — If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective which may lead to greater losses or reduced gains. In these instances, the Fund may have investment exposure to the Index that is significantly greater or significantly less than its stated investment objective. Additionally, the Fund may close to purchases and sales of Shares prior to the close of trading on the NYSE Arca or other national securities listing exchanges where Shares are listed and incur significant losses.
Direxion Daily SP 500 High Beta Bear 3X Shares | Cash Transaction Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Cash Transaction Risk— Unlike most ETFs, the Fund currently intends to effect creations and redemptions principally for cash, rather than principally for in-kind securities, because of the nature of the financial instruments held by the Fund. As a result, the Fund is not expected to be tax efficient and will incur brokerage and financing costs related to buying and selling securities and/or obtaining short derivative exposure to achieve its investment objective thus incurring additional expenses than other funds that primarily effect creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.
Direxion Daily SP 500 High Beta Bear 3X Shares | Intra Day Investment Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Intra-Day Investment Risk— The intra-day performance of Fund shares traded in the secondary market will be different from the performance of the Fund when measured from the close of the market on a given trading day until the close of the market on the subsequent trading day. An investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated investment objective. If there is a significant intra-day market event and/or the securities of the Index experience a significant change in value, the Fund may not meet its investment objective, be unable to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads.
Direxion Daily SP 500 High Beta Bear 3X Shares | Daily Index Correlation Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Daily Inverse Index Correlation Risk— A number of factors may affect the Fund’s ability to achieve a high degree of inverse correlation with the Index and therefore achieve its daily inverse leveraged investment objective. The Fund’s exposure to the Index is impacted by the Index’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Index at the end of each day. The possibility of the Fund being materially over- or under-exposed to the Index increases on days when the Index is volatile near the close of the trading day. Market disruptions, regulatory restrictions, fees, expenses, transaction costs, financing costs related to the use of derivatives, investments in ETFs, directly or indirectly, the Fund’s valuation methodology differing from the Index’s valuation methodology, accounting standards and their application to income items, disruptions, illiquidity or high volatility in the markets for the securities or derivatives held by the Fund, and regulatory and tax considerations, among other factors, will also adversely affect the Fund’s ability to adjust exposure to meet its daily inverse leveraged investment objective. Early and unanticipated closings of the markets on which the holdings of the Fund trade may result in the Fund’s inability to execute intended portfolio transactions which will impact the Fund’s ability to meet its daily investment objectives and its inverse leveraged correlation to the Index. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively impact the Fund’s inverse leveraged correlation to the Index. The derivatives or investments the Fund utilizes to obtain inverse exposure may not provide the expected correlation to the Index resulting in the Fund not performing as expected. Additionally, the Fund may not have investment exposure to all of the securities in the Index, or its weighting of investment exposure to the securities may be different from that of the Index. The Fund may also invest in or have exposure to securities that are not included in the Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index and impacting the Fund’s correlation to the Index. Activities surrounding periodic Index reconstitutions and other Index rebalancing events may also hinder the Fund’s ability to meet its daily inverse leveraged investment objective.
Direxion Daily SP 500 High Beta Bear 3X Shares | Other Investment Companies including ETFs Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Other Investment Companies (including ETFs) Risk—
The Fund may invest in, or obtain exposure to, another investment company, including an ETF or a money market fund (each, an “underlying fund”), to pursue its investment objective or manage cash. When investing in an underlying fund, the Fund becomes a shareholder of that underlying fund and as a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses of the underlying fund, in addition to the fees and expenses of the Fund’s own operations. If the underlying fund fails to achieve its investment objective the Fund’s performance and its daily inverse leveraged correlation to the Index will likely be adversely affected. In addition, to the extent that the Fund invests in, or has exposure to, an underlying fund that is an ETF, it will be exposed to all of the risks associated with the ETF structure. Shares of ETFs may trade at a discount or a premium to an ETF’s net asset value which may result in an ETF’s market price being more or less than the value of the index that the ETF tracks especially during periods of market volatility or disruption. There may also be additional trading costs due to an ETF’s bid-ask spread, and/or the underlying fund may suspend purchases or redemption of its shares due to market conditions that make it impracticable to conduct such transactions, any of which may adversely affect the Fund. If an underlying fund’s shares are suspended from trading on an exchange, the Fund may not be able to obtain the required exposure to meet its investment objective.
Direxion Daily SP 500 High Beta Bear 3X Shares | Passive Investment Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Passive Investment and Index Performance Risk —
A third party (the “Index Provider”), who is unaffiliated with the Fund or Adviser, maintains and exercises complete control over the Index. The Index Provider may delay or add a rebalance date, which may adversely impact the performance of the Fund and its correlation to the Index. There is no guarantee that the methodology used by the Index Provider to identify constituents for the Index will achieve its intended result or positive performance. The Index relies on various sources of information to assess the potential constituents of the Index, including information that may be based on assumptions or estimates. There is no assurance that the sources of information are reliable, and the Adviser does not assess the due diligence conducted by the Index Provider with respect to the data it uses or the Index construction and computation processes. Industry concentrations in the Index will fluctuate with changes in constituents’ market values such that the Index may become more, or less, concentrated over time. There can be no guarantee that the Index’s methodology or calculation will be free from error or that an error will be identified and/or corrected, which may have an adverse impact on the Fund. The Fund generally will not change its investment exposures, including by buying or selling securities or instruments, in response to market conditions. For example, the Fund generally will not sell an Index constituent due to a decline in its performance or based on changes to the prospects of an Index constituent, unless that constituent is removed from the Index with which the Fund seeks correlated performance.
Direxion Daily SP 500 High Beta Bear 3X Shares | Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Risk — The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, geopolitical events, tariffs, trade wars, natural disasters, and public health risks. Interest rates and inflation rates may change frequently and drastically due to various factors and the Fund’s investments may be adversely impacted. The economic, fiscal, monetary and foreign policies of the U.S. government, including the imposition of tariffs, changes to its federal agencies and changes to regulatory policies, will impact the U.S. economy and could lead to increased market volatility and may adversely impact the overall market and individual securities, including the various counterparties utilized by the Fund.
Direxion Daily SP 500 High Beta Bear 3X Shares | High Beta Investing Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	High Beta Investing Risk — Beta investing entails investing in securities that are more sensitive to changes in the market, and thus are more volatile based on historical market index data. The Fund may be more volatile since it tracks the Index, which is designed to provide exposure to securities that have a higher beta and thus more volatility. Volatile stocks may be subject to sharp swings in value, and may change unpredictably, affecting the value of such equity securities and, consequently, the value of the Fund. Additionally, the Fund’s use of leverage will cause the value of the Fund’s shares to be more volatile than if the Fund did not employ leverage.
Direxion Daily SP 500 High Beta Bear 3X Shares | Large Capitalization Company Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Large-Capitalization Company Risk — Large-capitalization companies typically have significant financial resources, extensive product lines and broad markets for their goods and/or services. However, they may be less able to adapt to changing market conditions or to respond quickly to competitive challenges or to changes in business, product, financial, or market conditions and may not be able to maintain growth at rates that may be achieved by well-managed smaller and mid-size companies, which may affect the companies’ returns.
Direxion Daily SP 500 High Beta Bear 3X Shares | Mid Capitalization Company Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Mid-Capitalization Company Risk - Mid-capitalization companies often have narrower markets for their goods and/or services, more limited product lines, services, markets, managerial and financial resources, less stable earnings, or are dependent on a small management group. In addition, because these stocks are not well known to the investing public, do not have significant institutional ownership and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. As a result, the price of mid-capitalization companies can be more volatile and they may be less liquid than large-capitalization companies, which could increase the volatility of the Fund’s portfolio.
Direxion Daily SP 500 High Beta Bear 3X Shares | Consumer Discretionary Sector Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Consumer Discretionary Sector Risk —Because companies in the consumer discretionary sector manufacture products and provide discretionary services directly to the consumer, the success of these companies is tied closely to the performance of the overall domestic and international economy, including the functioning of the global supply chain, interest rates, and inflation competition and consumer confidence. Success depends heavily on disposable household income and consumer spending, and may be strongly affected by social trends and marketing campaigns. Also, companies in the consumer discretionary sector may be subject to intense competition, which may have an adverse impact on a company’s profitability. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer discretionary products in the marketplace.
Direxion Daily SP 500 High Beta Bear 3X Shares | Information Technology Sector Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Information Technology Sector Risk — The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation, and competition, both domestically and internationally, including competition from competitors with lower production costs. In addition, many information technology companies have limited product lines, markets, financial resources or personnel. The prices of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile and less liquid than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the information technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the application software industry, in particular, may also be negatively affected by the risk that subscription renewal rates for their products and services decline or fluctuate, leading to declining revenues. Companies in the systems software industry may be adversely affected by, among other things, actual or perceived security vulnerabilities in their products and services, which may result in individual or class action lawsuits, state or federal enforcement actions and other remediation costs. Companies in the computer software industry may also be affected by the availability and price of computer software technology components.
Direxion Daily SP 500 High Beta Bear 3X Shares | Liquidity Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk — Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains or achieving its investment objective. In certain market conditions the Fund may be one of many market participants that is attempting to transact in the securities of the Index. Under such circumstances, the market for securities of the Index may lack sufficient liquidity for all market participants' trades. Therefore, the Fund may have more difficulty transacting in the securities or financial instruments and the Fund's transactions could exacerbate illiquidity and price volatility in the securities of the Index. To the extent that the instruments utilized by the Fund are thinly traded or have a limited market, the Fund may be unable to meet its investment objective due to a lack of available investments or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. As a result, the Fund’s shares could trade at a premium or discount to their net asset value and/or the bid-ask spread of the Fund’s shares could widen. Under such circumstances, the Fund may be unable to rebalance its exposure properly which may result in significantly more or less exposure and losses to the Fund. In such an instance, the Fund may increase its transaction fee, utilize derivatives instruments that are less correlated to the Index, change its investment objective by, for example, seeking to track an alternative index, reduce its exposure or close.
Direxion Daily SP 500 High Beta Bear 3X Shares | Early Close Trading Halt Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Early Close/Trading Halt Risk — An exchange or market may close or issue trading halts on specific securities or financial instruments. Under such circumstances, the Fund may be unable to buy or sell certain portfolio securities or financial instruments, may be unable to rebalance its portfolio, may be unable to accurately price its investments, and may disrupt the Fund’s creation/redemption process which means the Fund may be unable to achieve its investment objective and it may incur substantial losses. Additionally, an exchange or market may also halt the trading of the Fund’s shares, limiting an investor’s ability to buy or sell Fund shares on that exchange or market.
Direxion Daily SP 500 High Beta Bear 3X Shares | Equity Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Equity Securities Risk — Publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests, and/or has exposure to, will cause the net asset value of the Fund to fluctuate.
Direxion Daily SP 500 High Beta Bear 3X Shares | Tax Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Tax Risk — In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not able to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the section entitled “Dividends, Other Distributions and Taxes” in the Statement of Additional Information for more information.
Direxion Daily SP 500 High Beta Bear 3X Shares | NonDiversification Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer, the credit of a single counterparty, and/or a single economic, political or regulatory event.
Direxion Daily SP 500 High Beta Bear 3X Shares | Authorized Participants Concentration Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Authorized Participants Concentration Risk. The Fund may have a limited number of financial institutions that may act as Authorized Participants. To the extent that those Authorized Participants exit the business or are unable to process creation and/or redemption orders, Shares may trade at larger bid-ask spreads and/or premiums or discounts to net asset value. Authorized Participant concentration risk may be heightened for a fund that invests in non-U.S. securities or other securities or instruments that have lower trading volumes.
Direxion Daily SP 500 High Beta Bear 3X Shares | Absence of Active Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Absence of Active Market Risk. Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.
Direxion Daily SP 500 High Beta Bear 3X Shares | Market Price Variance Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Price Variance Risk. Fund Shares can be bought and sold in the secondary market at market prices, which may be higher or lower than the net asset value of the Fund. When Shares trade at a price greater than net asset value, they are said to trade at a “premium.” When they trade at a price less than net asset value, they are said to trade at a “discount.” The market price of Shares fluctuates based on changes in the value of the Fund’s holdings, the supply and demand for Shares and other market factors. The market price of Shares may vary significantly from the Fund’s net asset value especially during times of market volatility or stress. Further, to the extent that exchange specialists, market makers, Authorized Participants, or other market participants are unavailable or unable to trade the Fund’s Shares and/or create or redeem Creation Units premiums or discounts may increase.
Direxion Daily SP 500 High Beta Bear 3X Shares | Trading Cost Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Trading Cost Risk. When buying or selling Shares in the secondary market, a buyer may incur brokerage commission or other charges. In addition, a buyer may incur the cost of the “spread” also known as the bid-ask spread, which is the difference between what investors are willing to pay for Fund shares (the “bid” price) and the price at which they are willing to sell Fund shares (the “ask” price). The bid-ask spread varies over time based on, among other things, trading volume, market liquidity and market volatility. Because of the costs inherent in buying or selling Fund shares, frequent trading may detract significantly from investment results.
Direxion Daily SP 500 High Beta Bear 3X Shares | Exchange Trading Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Exchange Trading Risk. Shares are listed for trading on the NYSE Arca. They also may be listed or traded on other U.S. and non-U.S. stock exchanges and may trade on electronic communication networks. Trading in Shares on their listing exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in Shares inadvisable, including if they fail to meet the listing requirements of the exchange. Under certain circumstances, Shares may even be delisted. Trading halts of Shares should be expected to disrupt the Fund’s creation/redemption process and may temporarily prevent investors from buying and selling Shares. Like other listed securities, Shares of the Fund may be sold short, and short positions in Shares may place downward pressure on their market price.
Direxion Daily SP 500 High Beta Bear 3X Shares | Direxion Daily S&P 500® High Beta Bear 3X Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (Operating Services Fees)	rr_OtherExpensesOverAssets	0.23%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%
Expense Cap/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[2]
Total Annual Fund Operating Expenses After Expense Cap/Reimbursement	rr_NetExpensesOverAssets	1.06%
1 Year	rr_ExpenseExampleYear01	$ 108
3 Years	rr_ExpenseExampleYear03	344
5 Years	rr_ExpenseExampleYear05	598
10 Years	rr_ExpenseExampleYear10	$ 1,326
2020	rr_AnnualReturn2020	(91.58%)
2021	rr_AnnualReturn2021	(75.24%)
2022	rr_AnnualReturn2022	(7.59%)
2023	rr_AnnualReturn2023	(62.96%)
2024	rr_AnnualReturn2024	(26.57%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec. 31, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(26.57%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest calendar quarter return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	74.66%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest calendar quarter return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(79.01%)
1 Year	rr_AverageAnnualReturnYear01	(26.57%)
5 Years	rr_AverageAnnualReturnYear05	(65.02%)
Since Inception	rr_AverageAnnualReturnSinceInception	(65.50%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 07, 2019
Direxion Daily SP 500 High Beta Bear 3X Shares | Return After Taxes on Distributions | Direxion Daily S&P 500® High Beta Bear 3X Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(27.92%)
5 Years	rr_AverageAnnualReturnYear05	(65.27%)
Since Inception	rr_AverageAnnualReturnSinceInception	(65.74%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 07, 2019
Direxion Daily SP 500 High Beta Bear 3X Shares | Return After Taxes on Distributions and Sale of Fund Shares | Direxion Daily S&P 500® High Beta Bear 3X Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(15.61%)
5 Years	rr_AverageAnnualReturnYear05	(24.71%)
Since Inception	rr_AverageAnnualReturnSinceInception	(24.12%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 07, 2019
Direxion Daily SP 500 High Beta Bear 3X Shares | Nasdaq Composite Total Return Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.02%
5 Years	rr_AverageAnnualReturnYear05	14.53%
Since Inception	rr_AverageAnnualReturnSinceInception	15.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 07, 2019
Direxion Daily SP 500 High Beta Bear 3X Shares | S&P 500® High Beta Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.74%
5 Years	rr_AverageAnnualReturnYear05	15.45%
Since Inception	rr_AverageAnnualReturnSinceInception	16.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 07, 2019

[1]	Total Annual Fund Operating Expenses for the Fund do not correlate to the "Ratios to Average Net Assets: Net Expenses" provided in the "Financial Highlights" section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.
[2]	Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has entered into an Operating Expense Limitation Agreement with the Fund. Under the Operating Expense Limitation Agreement, Rafferty has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through September 1, 2026, to the extent that the Fund’s Total Annual Fund Operating Expenses exceed 0.95% of the Fund’s average daily net assets (excluding, as applicable, among other expenses, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions and extraordinary expenses).Any expense waiver or reimbursement is subject to recoupment by the Adviser within the three years after the expense was waived/reimbursed only if Total Annual Fund Operating Expenses fall below the lesser of this percentage limitation and any percentage limitation in place at the time the expense was waived/reimbursed. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.